Contingent liabilities, contractual commitments, and guarantees	6 Months Ended
Jun. 30, 2018
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Contingent liabilities, contractual commitments, and guarantees

11	Contingent liabilities, contractual commitments and guarantees

	At
	30 Jun	31 Dec
	2018	2017
	$m	$m
Guarantees and contingent liabilities:
– financial guarantees and other similar contracts	91,104	89,762
– other contingent liabilities	796	616
At the end of the period	91,900	90,378
Commitments:
– documentary credits and short-term trade-related transactions	7,571	8,776
– forward asset purchases and forward deposits placed	12,235	4,295
– standby facilities, credit lines and other commitments to lend	691,353	672,518
At the end of the period	711,159	685,589
The table above discloses the nominal principal amounts, which represent the maximum amounts at risk should the contracts be fully drawn upon and clients default. As a significant portion of guarantees and commitments are expected to expire without being drawn upon, the total of the nominal principal amounts is not indicative of future liquidity requirements. The expected credit loss provision relating to guarantees and commitments under IFRS 9 is disclosed in Note 10.
Approximately half the guarantees have a term of less than one year, while guarantees with terms of more than one year are subject to HSBC’s annual credit review process.
Contingent liabilities arising from legal proceedings, regulatory and other matters against Group companies are disclosed in Notes 10 and 12.